Share-based payments (Details)					3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 25, 2023 shares $ / shares	Mar. 25, 2023 shares $ / shares	Mar. 24, 2023 $ / shares	Mar. 24, 2023 $ / shares	May 31, 2023 CAD ($) shares	May 31, 2023 CAD ($) shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares	Aug. 31, 2020 shares
Share-based payments
Number of options outstanding | shares					1,167,608	1,167,608	1,706,418	1,659,121	516,216
Number of share options granted | shares					1,917,526	1,917,526	1,664,526
Directors and officers of the company
Share-based payments
Exercise price | (per share)	$ 5.78	$ 4.21
Number of stock options cancelled | shares	425,000	425,000
Stock options term	5 years	5 years
Number of share options granted | shares	255,000	255,000
Exercise price of shares granted | (per share)	$ 5.78	$ 4.21
Stock based compensation expense | $					$ 129,800	$ 129,800
Minimum.
Share-based payments
Exercise price						$ 2.78	$ 2.78
Stock options term						5 years	5 years
Exercise price of shares granted						$ 2.78	$ 2.78
Minimum. | Directors and officers of the company
Share-based payments
Exercise price of stock cancelled		$ 12.50		$ 7.42
Maximum.
Share-based payments
Exercise price						$ 16.29	$ 16.29
Stock options term						10 years	10 years
Exercise price of shares granted						$ 16.29	$ 16.29
Maximum. | Directors and officers of the company
Share-based payments
Exercise price of stock cancelled	$ 16.29		$ 8.98
Exercise Price 2.78 - 3.70
Share-based payments
Number of options outstanding | shares					511,608	511,608
Weighted average grant date fair value						$ 2.48
Weighted average remaining contractual life (years)						2 years 1 month 28 days
Exercisable options | shares					497,869	497,869
Exercise Price 2.78 - 3.70 | Minimum.
Share-based payments
Exercise price						$ 2.78
Exercise price of shares granted						2.78
Exercise Price 2.78 - 3.70 | Maximum.
Share-based payments
Exercise price						3.70
Exercise price of shares granted						$ 3.70
Exercise Price 5.65 - 5.83
Share-based payments
Number of options outstanding | shares					586,000	586,000
Weighted average grant date fair value						$ 2.85
Weighted average remaining contractual life (years)						4 years 6 months 3 days
Exercisable options | shares					498,300	498,300
Exercise Price 5.65 - 5.83 | Minimum.
Share-based payments
Exercise price						$ 5.65
Exercise price of shares granted						5.65
Exercise Price 5.65 - 5.83 | Maximum.
Share-based payments
Exercise price						5.83
Exercise price of shares granted						$ 5.83
Exercise Price 6.09 - 8.85
Share-based payments
Number of options outstanding | shares					35,000	35,000
Weighted average grant date fair value						$ 6.05
Weighted average remaining contractual life (years)						7 years 4 months 6 days
Exercisable options | shares					25,000	25,000
Exercise Price 6.09 - 8.85 | Minimum.
Share-based payments
Exercise price						$ 6.09
Exercise price of shares granted						6.09
Exercise Price 6.09 - 8.85 | Maximum.
Share-based payments
Exercise price						8.85
Exercise price of shares granted						8.85
Exercise Price 16.29
Share-based payments
Exercise price						$ 16.29	$ 16.29
Number of options outstanding | shares					35,000	35,000	440,000
Weighted average grant date fair value						$ 9.33	$ 9.33
Weighted average remaining contractual life (years)						7 years 6 months	8 years 3 months
Exercisable options | shares					35,000	35,000	440,000
Exercise price of shares granted						$ 16.29	$ 16.29
Exercise Price 2.78
Share-based payments
Exercise price							$ 2.78
Number of options outstanding | shares							162,162
Weighted average grant date fair value							$ 2.59
Weighted average remaining contractual life (years)							2 years 9 months
Exercisable options | shares							162,162
Exercise price of shares granted							$ 2.78
Exercise Price 3.70
Share-based payments
Exercise price							$ 3.70
Number of options outstanding | shares							345,946
Weighted average grant date fair value							$ 2.42
Weighted average remaining contractual life (years)							2 years 9 months
Exercisable options | shares							325,253
Exercise price of shares granted							$ 3.70
Exercise Price 3.7
Share-based payments
Exercise price							$ 3.70
Number of options outstanding | shares							10,810
Weighted average grant date fair value							$ 2.69
Weighted average remaining contractual life (years)							3 years
Exercisable options | shares							7,883
Exercise price of shares granted							$ 3.70
Exercise Price 15.75
Share-based payments
Exercise price							$ 15.75
Number of options outstanding | shares							120,000
Weighted average grant date fair value							$ 11.28
Weighted average remaining contractual life (years)							3 years 6 months
Exercisable options | shares							45,000
Exercise price of shares granted							$ 15.75
Exercise Price 8.98
Share-based payments
Exercise price							$ 8.98
Number of options outstanding | shares							500,000
Weighted average grant date fair value							$ 6.91
Weighted average remaining contractual life (years)							3 years 9 months
Exercisable options | shares							500,000
Exercise price of shares granted							$ 8.98
Exercise Price 8.85
Share-based payments
Exercise price							$ 8.85
Number of options outstanding | shares							25,000
Weighted average grant date fair value							$ 6.55
Weighted average remaining contractual life (years)							9 years 3 months
Exercisable options | shares							25,000
Exercise price of shares granted							$ 8.85
Exercise Price 5.65
Share-based payments
Exercise price							$ 5.65
Number of options outstanding | shares							102,500
Weighted average grant date fair value							$ 4.28
Weighted average remaining contractual life (years)							4 years 6 months
Exercisable options | shares							102,500
Exercise price of shares granted							$ 5.65